Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes and Income Taxes Expense (Benefit) Included in The Consolidated Statements of Operations
	Year ended December 31
	2020	2021	2022
	US$ thousands

Income before income taxes:
Israel	5,565	7,486	17,915
Foreign jurisdictions	1,717	5,419	4,475
	7,282	12,905	22,390

Current taxes:
Israel	1,260	1,281	1,765
Foreign jurisdictions	506	1,192	1,198
	1,766	2,473	2,963
Current tax (benefits) expenses relating to prior years:
Israel	50	(10)	(215)
Foreign jurisdictions	(198)	(147)	158
	(148)	(157)	(57)

Deferred taxes:
Israel	8	174	1,114
Foreign jurisdictions	(69)	(126)	64
	(61)	48	1,178

Income tax expense	1,557	2,364	4,084

Schedule of Deferred Tax Assets and Liabilities
	December 31	December 31
	2021	2022
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	420	362
Research and development costs	2,000	1,380
Share based compensation	427	391
Intangible assets	228	163
Operating lease liabilities	1,048	693
Other	-	54
Total deferred tax assets	4,123	3,043

Deferred tax liabilities:
Intangible assets	(169)	(357)
Goodwill*	(1,300)	(1,511)
Operating leases right-of-use, net	(1,000)	(747)
Other	(48)	-
Total deferred tax liabilities	(2,517)	(2,615)

Net deferred tax assets	1,606	428

In Israel	1,616	502
Foreign jurisdictions	(10)	(74)
Net deferred tax assets	1,606	428

Non-current deferred tax assets	1,616	502
Non-current deferred tax liabilities	(10)	(74)

* The recognized goodwill is deductible for income tax purposes for 10 years.

Schedule of Reconciliation of the Statutory Tax Expense to Actual Tax Expense
	Year ended December 31
	2020	2021	2022
	US$ thousands

Income before income taxes	7,282	12,905	22,390
Statutory tax rate in Israel	23.0%	23.0%	23.0%
	1,675	2,968	5,150

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	508	395	566
Prior years adjustments	(148)	(157)	(57)
Tax effect due to "Preferred Enterprise" status	(533)	(577)	(1,949)
Statutory rate differential	105	(86)	168
Other	(50)	(179)	206

Income tax expense	1,557	2,364	4,084